Note 4 - Cash and Cash Equivalents and Restricted Cash (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 118	$ 0